Summary of Principal Accounting Policies - Summary of Maximum Exposure to Loss Associated with Identified Nonconsolidated VIEs (Details) $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	¥ 533,849,000	$ 77,401	¥ 537,555,000
Liabilities	2,297,660,000	333,129	2,748,148,000
Contingent liabilities	99,000,000.0			¥ 0	¥ 0
Amount due from related parties
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	25,473,000	3,693	40,401,000
Investments Member
Nonconsolidated VIEs
Maximum exposure to loss in non-consolidated VIEs	508,376,000	$ 73,708	497,154,000
Nonconsolidated VIEs
Nonconsolidated VIEs
Liabilities	0		0
Contingent liabilities	0		0
Guarantees (implicit or explicit)	¥ 0		¥ 0